SUPPLEMENT DATED MAY 1, 2026
TO

PROSPECTUS DATED MAY 1, 2012
FOR REGATTA CHOICE

PROSPECTUS DATED APRIL 29, 2011
FOR MASTERS I SHARE

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUSES DATED MAY 1, 2008
FOR REGATTA EXTRA AND FUTURITY II

PROSPECTUSES DATED MAY 1, 2007
FOR REGATTA CHOICE II AND REGATTA FLEX II

PROSPECTUSES DATED JULY 18, 2006
FOR REGATTA, REGATTA CLASSIC, AND FUTURITY FOCUS

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSPECTUSES DATED MAY 1, 2006
FOR  MASTERS IV AND MASTERS VII

PROSPECTUSES DATED MAY 1, 2006
FOR REGATTA FLEX-4,  REGATTA ACCESS, FUTURITY,
FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE, FUTURITY SELECT FREEDOM, FUTURITY SELECT SEVEN, FUTURITY FOCUS II, FUTURITY SELECT FOUR,
FUTURITY ACCOLADE,  COLUMBIA ALL-STAR, COLUMBIA ALL-STAR EXTRA,
COLUMBIA ALL-STAR FREEDOM, AND COLUMBIA ALL-STAR TRADITIONS

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

NOTE REGARDING THE AVAILABILITY OF THE COMPANY’S AUDITED FINANCIAL STATEMENTS

The financial guarantees we provide under your Contract are supported by the Company’s general account and are subject to the Company’s financial strength and claims-paying ability. Audited financial statements for the Company for the year-ended December 31, 2025 are not yet available, pending completion of the audit by the Company’s independent certified public accountant. The Company’s audited financial statements are delayed due to an ongoing review of the Company’s affiliate and related-party transactions. As of the date of this supplement, it is uncertain when the Company’s 2025 audited financial statements will become available.

The variable investment options offered under the Contract are supported by the Variable Account, not the Company’s general account. Financial statements of the Variable Account for the year-ended December 31, 2025 are available and may be obtained by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com.

During the delay in finalizing the Company’s 2025 audited financial statements, you may continue to make transactions under the terms of your Contract, including:

  Making additional purchase payments into your Contract (if otherwise permitted);
  Transferring or reallocating your Contract Value among investment options; and
  Any other transactions permitted under your Contract.

Notice will be provided once the Company’s 2025 audited financial statements are available. Please contact us at (800) 477-6545 with any questions regarding the Company’s financial statements or your Contract.

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE